Federated Hermes Kaufmann Fund II Expense Example - Service Shares [Member] - Federated Hermes Kaufmann Fund II - S	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	$ 2,116